Trade and other receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables
Schedule of trade and other receivables

		As restated,	As previously reported,
	June 30, 2021	December 31, 2020	December 31, 2020
Trade receivables	62,274	30,720	30,909
Deposits and prepayments	1,709	2,045	2,045
Other receivables	899	209	209
Total	64,882	32,974	33,163

	December 31,	December 31,
	2020	2019
Trade receivables	30,909	23,767
Deposits and prepayments	2,045	910
Other receivables	209	112
Total	33,163	24,789